SEMI ANNUAL REPORT

JUNE 30, 2000

MUTUAL EUROPEAN FUND



[TEMPLETON LOGO]
FRANKLIN(R) TEMPLETON(R) INVESTMENTS

[FRANKLIN TEMPLETON 50 YEAR GRAPHIC]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

[PHOTO OF ROBERT L. FRIEDMAN]
ROBERT L. FRIEDMAN
Portfolio Manager
Mutual European Fund



PETER A. LANGERMAN
Chief Executive Officer
Franklin Mutual Advisers, LLC


WE'RE ON THE WEB --

Now you can access online information about your fund, including this shareholder report. Find our Web site at franklintempleton.com, your online resource for fund literature, prices and performance, investor information and around-the-clock account services.

SHAREHOLDER LETTER


Your Fund's Goal: Mutual European Fund seeks capital appreciation, with income as a secondary goal, by investing primarily in common and preferred stocks, bonds and convertible securities. The Fund normally will have at least 65% of its assets invested in the securities of issuers organized under the laws of, or whose principal business operations or at least 50% of whose revenue is earned from, European countries.


Dear Shareholder:

We are pleased to bring you this semiannual report of Mutual European Fund for the six months ended June 30, 2000. During the reporting period, European economies generally experienced varying degrees of recovery and growth fostered by rising trade levels, an increasing supply of jobs, and government and economic reforms. Many European economies -- most notably France, Germany and Finland -- continued to perform well even as the European Central Bank (ECB) raised interest rates four times.

Reflecting these developments, many European equity markets posted strong gains until March and April, when



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 13.


CONTENTS



Shareholder Letter .............       1


Performance Summary ............       7

Financial Highlights & Statement
of Investments .................       9


Financial Statements ...........      18

Notes to Financial Statements ..      22


FUND CATEGORY

[PYRAMID GRAPH]

TOP FIVE SECTORS*
6/30/00

                                              % OF TOTAL
                                                 NET
SECTOR                                         ASSETS
------                                         ------
Media .....................................     12.1%

Industrial Conglomerates ..................      7.8%

Construction & Engineering ................      7.5%


Banks .....................................      6.1%

Multi-Utilities ...........................      5.9%


* Based on equity



PORTFOLIO BREAKDOWN
BASED ON TOTAL NET ASSETS
6/30/00


[PIE CHART]

Equities...................................    75.5%
Government Agencies & Other Net Assets.....    23.7%
Bonds......................................     0.8%

the region's stock markets generally began to fall in tandem with the drop of the U.S. Nasdaq Composite Index (Nasdaq(R)).(1) European telecommunications, technology and Internet-related stocks, which had supported global markets in 1999 and early 2000, were hardest hit by the Nasdaq's downward spiral, though their prices recovered somewhat in May and June. Any rise in European share prices were partially offset, in U.S.-dollar terms, by the euro's falling value, which hit all-time lows toward the end of April. The euro did eventually recover somewhat in May and June due to accelerating growth in the region and speculation about early signs of a possible slowdown in the U.S. economy.

Within this environment, Mutual European Fund - Class Z delivered an 8.96% six-month cumulative total return as shown in the Performance Summary on page 7, significantly outperforming the -3.23% return of the Morgan Stanley Capital International (MSCI(R)) All Countries - Europe Index for the same period.(2)

The Fund's solid performance was achieved through old-fashioned value investing. We bought securities trading at large discounts to what we believed to be their intrinsic value, paying special attention to buying shares in good businesses that were generally ignored by most investors. While many stock prices



1. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market(R). The Index is market-value weighted and includes over 5,000 companies (as of 6/30/00). The Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

2. Source: Standard & Poor's Micropal. The MSCI All Countries - Europe Index represents 21 developed and emerging markets in Europe. The 15 European countries classified as developed are Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the U.K. The six European countries classified as emerging markets are the Czech Republic, Greece, Hungary, Poland, Russia and Turkey. The MSCI Indexes define the local market for each country by constructing a matrix of all listed securities, sorting the matrix by industry, and seeking to capture 60% of the market capitalization for each group by selecting the most investable stocks in each industry. The index applies full market capitalization weights to each included stock. The change in value measures price appreciation only and does not include reinvested dividends. One cannot invest directly in an index.

were based on what we believed to be unrealistic prospects -- especially among the momentum-driven technology sectors -- others were selling at historically low valuations. Metaphorically speaking, we were given the rare chance to dance with the most attractive people at the ball because so many of our peers were hanging out at the high-tech punch bowl. And because the portfolio was largely hedged, we were not hindered by the euro's slump and the dramatic rise of the dollar against European currencies.

The largest contributor to the Fund's returns during the reporting period was Lagardere, a family-controlled French defense and media holding company that has been transforming itself into a media powerhouse. Because its primary focus was the defense industry, and it did not own all of its media assets outright, we were able to purchase the company's stock at less than 50% of what we believed its assets to be worth. Lagardere has made tremendous strides since then, increasing ownership of its non-wholly owned media assets while broadening and strengthening its media portfolio. Today, it is the world's largest magazine publisher and controls newspapers, radio stations, book publishers and television production companies globally. Investors have finally started to recognize Lagardere as a premier media conglomerate; its stock appreciated more than 43% from the start of the reporting period to June 30, 2000.

Of course, not all of our stocks proved to be success stories. One investment that has yet to blossom is Peninsular & Oriental Steam Navigation (P&O), a U.K.-based company with assets in cruise ships, ferry boats, container fleets, ports and related logistics. P&O has spun out assets aggressively over the past two years, and plans to spin out its Princess Cruise Lines



TOP 10 COUNTRIES*
6/30/00

                     % OF TOTAL
COUNTRY              NET ASSETS
-------              ----------
France               24.2%

United Kingdom       16.5%

Sweden               12.6%

Italy                4.1%

United States        3.3%

Spain                3.2%

Finland              2.5%

Irish Republic       2.0%

Netherlands          1.8%

Switzerland          1.6%


* Based on equity securities.

TOP 10 HOLDINGS
6/30/00

COMPANY,                             % OF TOTAL
SECTOR, COUNTRY                      NET ASSETS
---------------                      ----------
Lagardere SCA,                         6.1%
Media, France

Suez Lyonnaise Des Eaux SA,            4.0%
Multi-Utilities,
France

Aventis SA,                            3.4%
Pharmaceuticals, France

Invik & Co. AB,                        2.9%
Diversified
Financials, Sweden

British Telecommunications PLC,        2.9%
Diversified Telecommunication
Services, United Kingdom

Groupe GTM,                            2.8%
Construction &
Engineering, France

Investor AB,                           2.8%
Diversified Financials, Sweden

Modern Times Group AB,                 2.8%
Media, Sweden

Cir Cie Industriali Riunite            2.4%
SpA Torino,
Industrial Conglomerates, Italy

Williams PLC,                          2.4%
Commercial Services & Supplies,
United Kingdom



division as it reorganizes to battle stiff competition. We are pleased with the management's proactive stance and believe the company is deeply undervalued.

We have added several stocks of what we believe to be undervalued, high-quality companies to our portfolio, including European port services companies Associated British Ports and Mersey Docks & Harbour Co., as well as Thomson Travel Group, which received a takeover bid in the second quarter. We've also initiated or added to several financial issues, such as Bank of Ireland and Irish Life & Permanent. In the case of Irish Life & Permanent, we have found excellent value in the largest provider of insurance, pensions and mortgages in Ireland. Although this market was expanding rapidly, Irish Life's stock was trading at a discount to the company's takeover value in the first half of 2000. Because the company possesses what we calculate to be excess capital, and has been restructuring to improve profitability, we believe there are many ways to win with Irish Life.

On the sell side, we cut back our holdings in Aventis (France, pharmaceuticals and life sciences), Corporacion Financiera Alba (Spain, industrial conglomerate), Cir Cie Industriali Riunite SpA Torino (Italy, media-based conglomerate) and Investor (Sweden, multi-industry conglomerate). Although we remain fans of their management teams, they have reached the valuation targets we set for them when they were first purchased.

Looking forward, we make no predictions on the European economy. We are bottom-up stock pickers and maintain a guarded view on general overvaluations in the equity markets. However, we continue to search for selected bargains and opportunistically put cash to work. We will also continue to think of ourselves as owners of the companies whose shares we purchase, examining our investments and, when appropriate, making suggestions to management on how to unlock value.

Thank you for your continued participation in Mutual European Fund. We welcome your comments and suggestions, either through regular mail or by email at mutualseries@frk.com.


Sincerely,


/s/ Robert L. Friedman

Robert L. Friedman
Portfolio Manager
Mutual European Fund

The Fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the Fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the Fund invests.

It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/ bankruptcy investments, involve higher credit risks. These and other risks are discussed in the prospectus, which you should review before making an investment decision.

This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. However, market and economic conditions are changing constantly, which may affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you understand our investment and management philosophy.

SIX-MONTH PERFORMANCE SUMMARY
AS OF 6/30/00

Six-month total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


CLASS Z
Six-Month Total Return              8.96%
Net Asset Value (NAV)               $17.45 (6/30/00)             $16.89 (12/31/99)
Change in NAV                       +$0.56

Distributions (1/1/00-6/30/00)      Dividend Income              $0.2809
                                    Short-Term Capital Gain      $0.3565
                                    Long-Term Capital Gain       $0.3148
                                    ----------------------       -------
                                    Total                        $0.9522



CLASS A
Six-Month Total Return              8.75%
Net Asset Value (NAV)               $17.28 (6/30/00)             $16.75 (12/31/99)
Change in NAV                       +$0.53

Distributions (1/1/00-6/30/00)      Dividend Income              $0.2645
                                    Short-Term Capital Gain      $0.3565
                                    Long-Term Capital Gain       $0.3148
                                    ----------------------       -------
                                    Total                        $0.9358



CLASS B
Six-Month Total Return              8.41%
Net Asset Value (NAV)               $17.13 (6/30/00)             $16.66 (12/31/99)
Change in NAV                       +$0.47

Distributions (1/1/00-6/30/00)      Dividend Income              $0.2586
                                    Short-Term Capital Gain      $0.3565
                                    Long-Term Capital Gain       $0.3148
                                    ----------------------       -------
                                    Total                        $0.9299



CLASS C
Six-Month Total Return              8.53%
Net Asset Value (NAV)               $17.27 (6/30/00)             $16.75 (12/31/99)
Change in NAV                       +$0.52

Distributions (1/1/00-6/30/00)      Dividend Income              $0.2358
                                    Short-Term Capital Gain      $0.3565
                                    Long-Term Capital Gain       $0.3148
                                    ----------------------       -------
                                    Total                        $0.9071




Past performance does not guarantee future results.


CLASS Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the prospectus.


CLASS A: Subject to the current, maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.


CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

For all share classes, the Fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the Fund's total returns would have been lower.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.


ADDITIONAL PERFORMANCE AS OF 6/30/00


                                                                 INCEPTION
CLASS Z                                1-YEAR         3-YEAR     (7/3/96)
-------                                ------         ------     --------
Cumulative Total Return(1)             40.37%         82.47%     136.48%
Average Annual Total Return(2)         40.37%         22.20%      24.06%
Value of $10,000 Investment(3)        $14,037        $18,247     $23,648



                                                                 INCEPTION
CLASS A                                1-YEAR         3-YEAR     (11/1/96)
-------                                ------         ------     ---------
Cumulative Total Return(1)             39.80%         79.62%     113.80%
Average Annual Total Return(2)         31.80%         19.19%     21.54%
Value of $10,000 Investment(3)        $13,180        $16,935    $20,421



                                                                 INCEPTION
CLASS B                                               1-YEAR     (1/1/99)
-------                                               ------     --------
Cumulative Total Return(1)                            38.86%       57.38%
Average Annual Total Return(2)                        34.86%       33.17%
Value of $10,000 Investment(3)                       $13,486      $15,338



                                                                 INCEPTION
CLASS C                                1-YEAR         3-YEAR     (11/1/96)
-------                                ------         ------     ---------
Cumulative Total Return(1)              39.80%         79.62%      109.87%
Average Annual Total Return(2)          36.72%         20.59%       22.11%
Value of $10,000 Investment(3)         $13,672        $17,536      $20,776




Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of the countries where the Fund invests. You may have a gain or loss when you sell your shares.


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.

MUTUAL EUROPEAN FUND
Financial Highlights

                                                                                       CLASS Z
                                                            -------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED                  YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2000    --------------------------------------------
                                                            (UNAUDITED)++     1999++       1998       1997++      1996+
                                                            -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period....................        $16.89         $12.54      $12.60      $11.39      $10.00
                                                            -------------------------------------------------------------
Income from investment operations:
 Net investment income..................................           .23            .24         .31         .33         .06
 Net realized and unrealized gains......................          1.28           5.50         .33        2.28        1.40
                                                            -------------------------------------------------------------
Total from investment operations........................          1.51           5.74         .64        2.61        1.46
                                                            -------------------------------------------------------------
Less distributions from:
 Net investment income..................................          (.28)          (.50)       (.34)      (.84)        (.05)
 Net realized gains.....................................          (.67)          (.89)       (.36)      (.56)        (.02)
                                                            -------------------------------------------------------------
Total distributions.....................................          (.95)         (1.39)       (.70)     (1.40)        (.07)
                                                            -------------------------------------------------------------
Net asset value, end of period..........................        $17.45         $16.89      $12.54      $12.60      $11.39
                                                            =============================================================
Total Return*...........................................         8.96%         46.81%       4.74%      23.16%      14.61%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).......................      $580,331       $524,109    $483,873    $546,780    $450,495
Ratios to average net assets:
 Expenses(a)............................................         1.03%**        1.05%       1.05%       1.02%       1.09%**
 Expenses, excluding waiver and payments by
   affiliate(a).........................................         1.05%**        1.09%       1.05%       1.05%       1.15%**
 Net investment income..................................         2.49%**        1.69%       2.02%       2.53%       1.87%**
Portfolio turnover rate.................................        51.93%        127.05%      97.62%      98.12%      36.75%
(a)Excluding dividend expense on securities sold short,
 the ratios of expenses and expenses, excluding waiver
 and payments by affiliate to average net assets would
 have been:
 Expenses...............................................         1.03%**        1.04%       1.05%       1.02%       1.09%**
 Expenses, excluding waiver and payments by affiliate...         1.05%**        1.08%       1.05%       1.05%       1.15%**

*Total return is not annualized.
**Annualized.
+For the period July 3, 1996 (commencement of operations) to December 31, 1996. ++Based on average weighted shares outstanding.

MUTUAL EUROPEAN FUND
Financial Highlights (continued)

                                                                                       CLASS A
                                                              ---------------------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED                YEAR ENDED DECEMBER 31,
                                                              JUNE 30, 2000    ----------------------------------------
                                                              (UNAUDITED)++     1999++       1998      1997++    1996+
                                                              ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period......................        $16.75         $12.47      $12.56    $11.38    $10.84
                                                              ---------------------------------------------------------
Income from investment operations:
 Net investment income....................................           .20            .19         .27       .24       .03
 Net realized and unrealized gains........................          1.27           5.43         .29      2.31       .58
                                                              ---------------------------------------------------------
Total from investment operations..........................          1.47           5.62         .56      2.55       .61
                                                              ---------------------------------------------------------
Less distributions from:
 Net investment income....................................          (.27)          (.45)       (.29)     (.81)     (.05)
 Net realized gains.......................................          (.67)          (.89)       (.36)     (.56)     (.02)
                                                              ---------------------------------------------------------
Total distributions.......................................          (.94)         (1.34)       (.65)    (1.37)     (.07)
                                                              ---------------------------------------------------------
Net asset value, end of period............................        $17.28         $16.75      $12.47    $12.56    $11.38
                                                              =========================================================
Total Return*.............................................         8.75%         46.05%       4.15%    22.61%     5.61%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).........................      $213,042       $177,217    $170,486    $93,231   $9,200
Ratios to average net assets:
 Expenses(a)..............................................         1.38%**        1.40%       1.40%     1.37%     1.32%**
 Expenses, excluding waiver and payments by
   affiliate(a)...........................................         1.40%**        1.44%       1.40%     1.39%     1.42%**
 Net investment income....................................         2.14%**        1.36%       1.68%     1.84%     1.44%**
Portfolio turnover rate...................................        51.93%        127.05%      97.62%    98.12%    36.75%
(a)Excluding dividend expense on securities sold short,
 the ratios of expenses, and expenses, excluding waiver
 and payments by affiliate to average net assets would
 have been:
 Expenses.................................................         1.38%**        1.39%       1.40%     1.37%     1.32%**
 Expenses, excluding waiver and payments by affiliate.....         1.40%**        1.43%       1.40%     1.39%     1.42%**

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.
 10

MUTUAL EUROPEAN FUND
Financial Highlights (continued)

                                                                               CLASS B
                                                                --------------------------------------
                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2000          YEAR ENDED
                                                                  (UNAUDITED)       DECEMBER 31, 1999+
                                                                --------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $16.66               $12.47
                                                                --------------------------------------
Income from investment operations:
 Net investment income......................................            .19                  .01
 Net realized and unrealized gains..........................           1.21                 5.50
                                                                --------------------------------------
Total from investment operations............................           1.40                 5.51
                                                                --------------------------------------
Less distributions from:
 Net investment income......................................           (.26)                (.43)
 Net realized gains.........................................           (.67)                (.89)
                                                                --------------------------------------
Total distributions.........................................           (.93)               (1.32)
                                                                --------------------------------------
Net asset value, end of period..............................         $17.13               $16.66
                                                                ======================================
Total Return*...............................................          8.41%               45.17%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $3,670               $1,039
Ratios to average net assets:
 Expenses(a)................................................          2.03%**              2.05%
 Expenses, excluding waiver and payments by affiliate(a)....          2.05%**              2.09%
 Net investment income......................................          2.15%**               .04%
Portfolio turnover rate.....................................         51.93%              127.05%
(a)Excluding dividend expense on securities sold short, the
 ratios of expenses and expenses, excluding waiver and
 payments by affiliate to average net assets would have
 been:
 Expenses...................................................          2.03%**              2.04%
 Expenses, excluding waiver and payments by affiliate.......          2.05%**              2.08%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding effective year ended December 31, 1999.

MUTUAL EUROPEAN FUND
Financial Highlights (continued)

                                                                                        CLASS C
                                                               ---------------------------------------------------------
                                                                SIX MONTHS
                                                                   ENDED                YEAR ENDED DECEMBER 31,
                                                               JUNE 30, 2000    ----------------------------------------
                                                               (UNAUDITED)++     1999++      1998      1997++     1996+
                                                               ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period.......................        $16.75         $12.45     $12.52     $11.38    $10.84
                                                               ---------------------------------------------------------
Income from investment operations:
 Net investment income.....................................           .14            .10        .21        .13       .02
 Net realized and unrealized gains.........................          1.29           5.44        .31       2.33       .58
                                                               ---------------------------------------------------------
Total from investment operations...........................          1.43           5.54        .52       2.46       .60
                                                               ---------------------------------------------------------
Less distributions from:
 Net investment income.....................................          (.24)          (.35)      (.23)      (.76)     (.04)
 Net realized gains........................................          (.67)          (.89)      (.36)      (.56)     (.02)
                                                               ---------------------------------------------------------
Total distributions........................................          (.91)         (1.24)      (.59)     (1.32)     (.06)
                                                               ---------------------------------------------------------
Net asset value, end of period.............................        $17.27         $16.75     $12.45     $12.52    $11.38
                                                               =========================================================
Total Return*..............................................         8.53%         45.40%      3.74%     21.79%     5.52%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..........................      $120,942       $103,987    $96,555    $49,174    $2,754
Ratios to average net assets:
 Expenses(a)...............................................         2.03%**        2.04%      2.05%      2.02%     1.94%**
 Expenses, excluding waiver and payments by affiliate(a)...         2.05%**        2.08%      2.05%      2.05%     2.04%**
 Net investment income.....................................         1.50%**         .71%      1.00%      1.03%      .79%**
Portfolio turnover rate....................................        51.93%        127.05%     97.62%     98.12%    36.75%
(a)Excluding dividend expense on securities sold short, the
 ratios of expenses and expenses, excluding waiver and
 payments by affiliate to average net assets would have
 been:
 Expenses..................................................         2.03%**        2.03%      2.05%      2.02%     1.94%**
 Expenses, excluding waiver and payments by affiliate......         2.05%**        2.07%      2.05%      2.05%     2.04%**

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.
 12

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED)

                                                                   COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS 75.5%
AEROSPACE & DEFENSE .5%
*Finmeccanica SpA...........................................        Italy           3,300,000     $  4,539,224
                                                                                                  ------------
AUTO PARTS .1%
Polynorm NV.................................................     Netherlands           16,485          991,559
                                                                                                  ------------
BANKS 6.1%
Anglo Irish Bank Corp. PLC..................................    Irish Republic      1,871,835        4,094,648
Banca Nazionale del Lavoro SpA..............................        Italy           2,967,500       10,439,328
Bank of Ireland.............................................    Irish Republic        454,875        2,877,741
BNP Paribas.................................................        France            227,800       22,010,500
Dexia.......................................................       Belgium             20,100        2,976,736
Espirito Santo Financial Group SA, ADR......................       Portugal           311,100        5,599,800
Svenska Handelsbanken, A....................................        Sweden            284,020        4,144,859
Union Bank of Norway, 144A..................................        Norway            188,401        4,242,918
                                                                                                  ------------
                                                                                                    56,386,530
                                                                                                  ------------
BEVERAGES .6%
Diageo PLC..................................................    United Kingdom        544,500        4,896,271
*Diageo PLC, ADR............................................    United Kingdom         10,700          380,519
                                                                                                  ------------
                                                                                                     5,276,790
                                                                                                  ------------
BUILDING PRODUCTS 1.7%
Uponor OYJ..................................................       Finland            829,620       15,705,873
                                                                                                  ------------
CHEMICALS .4%
Yule Catto & Company PLC....................................    United Kingdom      1,106,767        2,982,341
*Henkel KGAA, pfd. .........................................       Germany              7,400          425,597
                                                                                                  ------------
                                                                                                     3,407,938
                                                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES 2.9%
Rentokil Initial PLC........................................    United Kingdom      1,838,205        4,188,047
Williams PLC................................................    United Kingdom      3,799,803       22,117,630
                                                                                                  ------------
                                                                                                    26,305,677
                                                                                                  ------------
CONSTRUCTION & ENGINEERING 7.5%
Acciona SA..................................................        Spain             243,870        9,327,109
Fomento de Construcciones y Contratas SA....................        Spain             551,374       10,464,711
Groupe GTM..................................................        France            273,618       25,703,159
*Sulzer AG..................................................     Switzerland           14,431        9,628,950
Vinci SA....................................................        France            328,646       13,703,559
                                                                                                  ------------
                                                                                                    68,827,488
                                                                                                  ------------
CONTAINERS & PACKAGING .6%
*Smurfit-Stone Container Corp. .............................    United States         450,900        5,805,338
                                                                                                  ------------

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
DIVERSIFIED FINANCIALS 4.9%
*Brierley Investments Ltd. .................................     New Zealand       44,354,674     $  6,926,409
Invik & Co. AB, B...........................................        Sweden            256,186       26,696,386
Irish Life & Permanent PLC..................................    Irish Republic      1,330,915       11,232,498
                                                                                                  ------------
                                                                                                    44,855,293
                                                                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES 2.9%
British Telecommunications PLC..............................    United Kingdom      2,059,940       26,600,191
British Telecommunications PLC, ADR.........................    United Kingdom            500           66,125
                                                                                                  ------------
                                                                                                    26,666,316
                                                                                                  ------------
ELECTRIC UTILITIES .3%
E.On AG.....................................................       Germany             36,695        1,776,291
                                                                                                  ------------
ELECTRICAL EQUIPMENT .3%
*Thermo Electron Corp. .....................................    United States         111,335        2,344,993
                                                                                                  ------------
FOOD PRODUCTS .9%
Associated British Foods PLC................................    United Kingdom        448,300        3,094,673
CSM NV......................................................     Netherlands          241,915        4,776,896
                                                                                                  ------------
                                                                                                     7,871,569
                                                                                                  ------------
HOTELS RESTAURANTS & LEISURE .7%
*Thistle Hotels PLC.........................................    United Kingdom      1,801,740        3,491,268
Thomson Travel Group PLC....................................    United Kingdom        944,400        2,516,227
                                                                                                  ------------
                                                                                                     6,007,495
                                                                                                  ------------
HOUSEHOLD DURABLES .8%
Forbo Holding AG............................................     Switzerland           11,641        4,868,016
Hunter Douglas NV...........................................     Netherlands           93,217        2,533,168
                                                                                                  ------------
                                                                                                     7,401,184
                                                                                                  ------------
INDUSTRIAL CONGLOMERATES 7.8%
Cir Cie Industriali Riunite SpA Torino, di Risp.............        Italy           8,865,800       22,231,637
Compagnie Generale D'Industrie et de Participation..........        France            238,674       10,203,654
Corporacion Financiera Alba SA..............................        Spain             360,271        9,531,344
Investor AB, A..............................................        Sweden          1,156,300       15,688,029
Investor AB, B..............................................        Sweden            707,160        9,715,287
Trelleborg AB, B............................................        Sweden            655,460        4,595,917
                                                                                                  ------------
                                                                                                    71,965,868
                                                                                                  ------------
INSURANCE 1.1%
XL Capital Ltd., A..........................................       Bermuda            179,605        9,721,121
                                                                                                  ------------

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MACHINERY 4.3%
Atle AB.....................................................        Sweden            632,300     $  9,696,084
Invensys PLC................................................    United Kingdom      4,680,742       17,537,636
Morgan Crucible Co. PLC.....................................    United Kingdom      2,060,046        6,782,930
*Powell Duffryn PLC.........................................    United Kingdom        808,011        5,761,285
                                                                                                  ------------
                                                                                                    39,777,935
                                                                                                  ------------
MARINE 1.9%
*Koninklijke Nedlloyd Groep NV..............................     Netherlands          121,264        2,358,466
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom      1,786,379       15,225,205
                                                                                                  ------------
                                                                                                    17,583,671
                                                                                                  ------------
MEDIA 12.1%
Kinnevik AB, B..............................................        Sweden            778,400       19,968,077
Lagardere SCA...............................................        France            731,872       56,123,001
*Modern Times Group AB, B...................................        Sweden            527,085       25,239,505
*Studio Canal...............................................        France            206,100        2,212,645
*Trinity Mirror PLC.........................................    United Kingdom        516,200        4,610,533
TVA Group Inc., B...........................................        Canada            188,800        2,949,801
                                                                                                  ------------
                                                                                                   111,103,562
                                                                                                  ------------
MULTI-UTILITIES 5.9%
Suez Lyonnaise des Eaux SA..................................        France            205,802       36,199,405
*Suez Lyonnaise des Eaux SA, strip..........................        France             61,009              585
Vivendi.....................................................        France            205,920       18,248,250
                                                                                                  ------------
                                                                                                    54,448,240
                                                                                                  ------------
OFFICE ELECTRONICS .1%
Xerox Corp. ................................................    United States          37,400          776,050
                                                                                                  ------------
OIL & GAS 1.2%
Fortum Corp. ...............................................       Finland            942,865        3,705,520
Total Fina Elf SA, B........................................        France             49,170        7,569,401
                                                                                                  ------------
                                                                                                    11,274,921
                                                                                                  ------------
PAPER & FOREST PRODUCTS 2.2%
Boise Cascade Corp. ........................................    United States          85,445        2,210,889
International Paper Co. ....................................    United States         318,015        9,480,822
Mead Corp. .................................................    United States         202,740        5,119,185
UPM-Kymmene Corp. ..........................................       Finland            145,235        3,619,599
                                                                                                  ------------
                                                                                                    20,430,495
                                                                                                  ------------

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                   COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
PHARMACEUTICALS 3.6%
Aventis SA..................................................        France            414,005     $ 30,338,831
Bristol-Myers Squibb Co. ...................................    United States          49,975        2,911,044
                                                                                                  ------------
                                                                                                    33,249,875
                                                                                                  ------------
REAL ESTATE .4%
*Canary Wharf Group PLC.....................................    United Kingdom        399,000        2,225,828
(R)*Security Capital European Realty........................    United States         127,500        1,879,988
                                                                                                  ------------
                                                                                                     4,105,816
                                                                                                  ------------
ROAD & RAIL 2.0%
Railtrack Group PLC.........................................    United Kingdom      1,179,500       18,337,898
                                                                                                  ------------
TRADING COMPANIES & DISTRIBUTORS .6%
Internatio-Muller NV........................................     Netherlands          341,673        5,895,205
                                                                                                  ------------
TRANSPORTATION INFRASTRUCTURE 1.1%
*Associated British Ports Holdings PLC......................    United Kingdom      1,284,350        6,367,601
*Forth Ports PLC............................................    United Kingdom        174,905        1,575,434
*Mersey Docks & Harbour Co. ................................    United Kingdom        349,810        2,536,582
                                                                                                  ------------
                                                                                                    10,479,617
                                                                                                  ------------
TOTAL COMMON STOCKS (COST $573,545,430).....................                                       693,319,832
                                                                                                  ------------
                                                                                   PRINCIPAL
                                                                                   AMOUNT**
                                                                                  -----------
CORPORATE BONDS & NOTES .8%
Eurotunnel Finance Ltd.:
  Equity Note, 12/31/03.....................................    United Kingdom        772,192GBP       444,212
  Participating Loan Note, 4/30/40..........................    United Kingdom        210,000GBP       127,163
Eurotunnel PLC:
  12/31/18, Tier 2..........................................    United Kingdom      1,412,152GBP     1,475,067
  12/31/25, Tier 3..........................................    United Kingdom      1,656,083GBP     1,454,090
  12/31/50, Resettable Advance R5...........................    United Kingdom        742,924GBP       416,128
  Stabilization Advance S8, Tier 1..........................    United Kingdom        569,673GBP       224,223
  Stabilization Advance S8, Tier 2..........................    United Kingdom        441,294GBP       153,652
Eurotunnel SA:
  12/31/18, Tier 2 (Libor)..................................        France          1,738,825EUR     1,133,393
  12/31/18, Tier 2 (Pibor)..................................        France            302,908EUR       197,440
  12/31/25, Tier 3 (Libor)..................................        France          1,931,363EUR     1,055,248
  12/31/25, Tier 3 (Pibor)..................................        France            345,448EUR       188,744
  12/31/50, Resettable Advance R4...........................        France          1,389,401EUR       486,112
  Stabilization Advance S7, Tier 1 (Pibor)..................        France            382,922EUR        95,433
  Stabilization Advance S6, Tier 1 (Pibor)..................        France            173,435EUR        43,224
  Stabilization Advance S6, Tier 2..........................        France            523,071EUR       110,306
                                                                                                  ------------
TOTAL CORPORATE BONDS & NOTES (COST $9,361,776).............                                         7,604,435
                                                                                                  ------------

MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2000 (UNAUDITED) (CONT.)

                                                                                   PRINCIPAL
                                                                   COUNTRY         AMOUNT**          VALUE
--------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCIES 19.7%
Fannie Mae, 5.59% to 6.68%, with maturities to 6/07/01......    United States     $74,101,000     $ 71,300,506
Federal Home Loan Bank, 5.635% to 6.680%, with maturities to
  5/11/01...................................................    United States      71,407,000       68,807,511
Federal Home Loan Mortgage Corp., 5.61% to 6.68%, with
  maturities to 4/26/01.....................................    United States      41,405,000       40,709,866
                                                                                                  ------------
TOTAL GOVERNMENT AGENCIES (COST $180,892,343)...............                                       180,817,883
                                                                                                  ------------
TOTAL INVESTMENTS (COST $763,799,549) 96.0%.................                                       881,742,150
NET EQUITY IN FORWARD CONTRACTS .5%.........................                                         4,454,198
OTHER ASSETS, LESS LIABILITIES 3.5%.........................                                        31,787,606
                                                                                                  ------------
TOTAL NET ASSETS 100.0%.....................................                                      $917,983,954
                                                                                                  ============

                         CONTRACTS FOR DIFFERENCES                                         VALUE AT     UNREALIZED
                           ISSUER                                COUNTRY        SHARES     6/30/00         GAIN
                           ------------------------------------------------------------------------------------
*Stmicroelectronics NV, cfd. 70.05..........................
                                                                  France        35,000    $2,214,254     $135,875
                                                                                          ==========     ========

CURRENCY ABBREVIATIONS:

GBP -- British Pound
EUR -- European Unit

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
(R)Restricted securities (see note 6).
                       See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $763,799,549)..................    $881,742,150
 Cash.......................................................      28,031,219
 Receivables:
  Investment securities sold................................       8,347,800
  Capital shares sold.......................................       4,757,395
  Dividends and interest....................................       4,053,887
  From affiliates...........................................          12,320
 Unrealized gain on forward exchange contracts (Note 7).....       7,731,217
                                                                ------------
      Total assets..........................................     934,675,988
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................       9,169,626
  Capital shares redeemed...................................       3,021,003
  To affiliates.............................................       1,047,878
 Unrealized loss on forward exchange contracts (Note 7).....       3,277,019
 Due to broker-variation margin.............................          83,244
 Accrued expenses...........................................          93,264
                                                                ------------
      Total liabilities.....................................      16,692,034
                                                                ------------
Net assets, at value........................................    $917,983,954
                                                                ============
Net assets consist of:
 Distributions in excess of net investment income...........    $   (292,153)
 Net unrealized appreciation................................     122,532,673
 Accumulated net realized gain..............................     166,277,330
 Capital shares.............................................     629,466,104
                                                                ------------
Net assets, at value........................................    $917,983,954
                                                                ============

MUTUAL EUROPEAN FUND
Financial Statements (continued)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)

JUNE 30, 2000 (UNAUDITED)

CLASS Z:
 Net asset value and maximum offering price per share
  ($580,330,745 / 33,256,065 shares outstanding)............         $17.45
                                                                ===========
CLASS A:
 Net asset value per share ($213,041,792 / 12,325,516 shares
  outstanding)..............................................         $17.28
                                                                ===========
 Maximum offering price per share ($17.28 / 94.25%).........         $18.33
                                                                ===========
CLASS B:
 Net asset value and maximum offering price per share
  ($3,669,710 / 214,204 shares outstanding)*................         $17.13
                                                                ===========
CLASS C:
 Net asset value per share ($120,941,707 / 7,004,525 shares
  outstanding)*.............................................         $17.27
                                                                ===========
 Maximum offering price per share ($17.27 / 99.00%).........         $17.44
                                                                ===========

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income: (net of foreign taxes of $1,802,265)
 Dividends..................................................    $ 11,761,968
 Interest...................................................       4,259,607
                                                                ------------
      Total investment income...............................                    $  16,021,575
                                                                                -------------
Expenses:
 Management fees (Note 3)...................................       3,635,686
 Administrative fees (Note 3)...............................         353,762
 Distribution fees (Note 3)
  Class A...................................................         365,851
  Class B...................................................          12,011
  Class C...................................................         580,870
 Transfer agent fees (Note 3)...............................         479,795
 Custodian fees.............................................          85,077
 Reports to shareholders....................................          66,065
 Registration and filing fees...............................          72,578
 Professional fees..........................................          45,829
 Directors' fees and expenses...............................          13,554
 Dividends for securities sold short........................          19,621
 Other......................................................          11,220
                                                                ------------
      Total expenses........................................                        5,741,919
      Expenses waived/paid by affiliate (Note 3)............                         (113,952)
                                                                                -------------
          Net expenses......................................                        5,627,967
                                                                                -------------
            Net investment income...........................                       10,393,608
                                                                                -------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................     125,292,338
  Foreign currency transactions.............................      54,618,250
                                                                ------------
      Net realized gain.....................................                      179,910,588
 Net unrealized depreciation on:
  Investments...............................................    (102,517,535)
  Translation of assets and liabilities denominated in
    foreign currencies......................................     (11,397,620)
                                                                ------------
      Net unrealized depreciation...........................                     (113,915,155)
                                                                                -------------
Net realized and unrealized gain............................                       65,995,433
                                                                                -------------
Net increase in net assets resulting from operations........                    $  76,389,041
                                                                                =============

                       See Notes to Financial Statements.
 20

MUTUAL EUROPEAN FUND
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED
                                                                JUNE 30, 2000          YEAR ENDED
                                                                 (UNAUDITED)        DECEMBER 31, 1999
                                                                -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $  10,393,608         $ 10,276,849
  Net realized gain from investments and foreign currency
   transactions.............................................      179,910,588           72,554,496
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................     (113,915,155)         189,503,166
                                                                -------------------------------------
    Net increase in net assets resulting from operations....       76,389,041          272,334,511

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................       (8,951,977)         (15,264,276)
   Class A..................................................       (2,997,437)          (4,704,527)
   Class B..................................................          (52,082)             (18,795)
   Class C..................................................       (1,524,946)          (2,067,649)
  Net realized gains:
   Class Z..................................................      (21,391,253)         (26,024,392)
   Class A..................................................       (7,609,438)          (9,133,142)
   Class B..................................................         (135,201)             (48,119)
   Class C..................................................       (4,341,976)          (5,032,448)

 Capital share transactions (Note 2):
   Class Z..................................................       40,834,977          (95,520,868)
   Class A..................................................       25,418,254          (40,489,485)
   Class B..................................................        2,787,268              900,471
   Class C..................................................       13,206,774          (19,493,558)
                                                                -------------------------------------
    Net increase in net assets..............................      111,632,004           55,437,723

Net assets:
 Beginning of period........................................      806,351,950          750,914,227
                                                                -------------------------------------
 End of period..............................................    $ 917,983,954         $806,351,950
                                                                =====================================

Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of period..............................................    $    (292,153)        $  2,840,681
                                                                =====================================

                       See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual European Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing at least 65% of its invested assets in stocks and corporate debt securities of European countries. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

e. CONTRACTS FOR DIFFERENCES:

Short contracts for differences are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into short contracts for differences, the Fund is required to pledge the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Funds periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the contracts for difference and may realize a loss.

f. SECURITIES SOLD SHORT:

The Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

g. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C shares. Effective January 1, 1999, Class I and Class II were renamed Class A, and Class C, respectively, and a fourth class of shares, Class B was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 2000, there were 500 million Fund shares authorized ($0.001 par value) of which 200 million, 100 million, 100 million and 100 million were designated as Class Z, Class A, Class B and Class C shares, respectively. Transactions in the Fund's shares were as follows:

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2000                      DECEMBER 31, 1999
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS Z SHARES:
Shares sold............................................    8,093,514    $ 149,284,722          13,762,604    $ 192,128,143
Shares issued on reinvestment of distributions.........    1,339,027       23,338,448           1,923,918       30,020,664
Shares redeemed........................................   (7,209,132)    (131,788,193)        (23,231,916)    (317,669,675)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................    2,223,409    $  40,834,977          (7,545,394)   $ (95,520,868)
                                                         =================================================================

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2000                      DECEMBER 31, 1999
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS A SHARES:
Shares sold............................................   30,797,043    $ 560,116,655          38,967,288    $ 544,035,285
Shares issued on reinvestment of distributions.........      563,750        9,736,041             800,603       12,410,393
Shares redeemed........................................  (29,616,138)    (544,434,442)        (42,855,796)    (596,935,163)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................    1,744,655    $  25,418,254          (3,087,905)   $ (40,489,485)
                                                         =================================================================

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2000                      DECEMBER 31, 1999+
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                           -----------------------------------------------------------
CLASS B SHARES:
Shares sold............................................      145,234    $   2,675,078              60,497    $     868,716
Shares issued on reinvestment of distributions.........        9,451          161,811               4,208           65,370
Shares redeemed........................................       (2,836)         (49,621)             (2,350)         (33,615)
                                                         -----------------------------------------------------------------
Net increase...........................................      151,849    $   2,787,268              62,355    $     900,471
                                                         =================================================================

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2000                      DECEMBER 31, 1999
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS C SHARES:
Shares sold............................................    5,036,841    $  91,759,974           4,411,407    $  62,421,973
Shares issued on reinvestment of distributions.........      318,014        5,485,668             429,896        6,663,372
Shares redeemed........................................   (4,559,468)     (84,038,868)         (6,386,126)     (88,578,903)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................      795,387    $  13,206,774          (1,544,823)   $ (19,493,558)
                                                         =================================================================

+Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual Advisors, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.80% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through June 30, 2000, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Series Fund's Board of Directors determines that such expenses would have been higher had the merger between Franklin Mutual and the Fund's former investment advisor not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

ANNUALIZED
FEE RATE      AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Distributors received net commissions on sales of those Fund shares and received contingent deferred sales charges for the period of $71,059 and $6,082, respectively.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

At June 30, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $770,802,982 was as follows:

Unrealized appreciation.....................................  $136,674,055
Unrealized depreciation.....................................   (25,734,887)
                                                              ------------
Net unrealized appreciation.................................  $110,939,168
                                                              ============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales and foreign currency transactions.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2000, aggregated $388,596,620 and $445,418,587, respectively.

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 2000 are as follows:

NUMBER OF                                                                   ACQUISITION
 SHARES                                ISSUER                                  DATE          VALUE
 -------------------------------------------------------------------------------------------------
 127,500    Security Capital European Realty............................      4/08/98      $1,879,988
                                                                                           ==========
TOTAL RESTRICTED SECURITIES (COST $2,550,000) (0.20% OF NET ASSETS)

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)
A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of June 30, 2000, the Fund had the following forward exchange contracts outstanding:

                                                                                       IN           SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                                 EXCHANGE FOR         DATE            GAIN/(LOSS)
------------------                                                                ------------------------------------------------
      7,225,000     European Unit.........................................   U.S  $  6,810,992        7/07/00    U.S.  $   117,834
    101,648,579     Swedish Krona.........................................          11,541,766        8/21/00               94,679
     36,017,859     Swedish Krona.........................................           4,102,589        9/15/00               27,976
                                                                                  ------------                         -----------
                                                                             U.S  $ 22,455,347                             240,489
                                                                                  ============                         ===========
CONTRACTS TO SELL:
------------
      7,854,707     European Unit.........................................   U.S  $  8,202,793        7/07/00              670,075
     34,000,000     European Unit.........................................          32,862,360        7/12/00              245,072
      1,069,485     Canadian Dollars......................................             729,487        7/31/00                7,095
     10,125,000     European Unit.........................................           9,820,440        8/15/00               86,261
    151,088,426     Swedish Krona.........................................          17,575,574        8/21/00              279,393
     24,700,000     European Unit.........................................          24,972,338        8/24/00            1,213,275
     21,084,052     European Unit.........................................          20,468,397        9/12/00              164,659
     10,836,670     Singapore Dollars.....................................           6,353,210        9/14/00               31,183
    225,045,038     Swedish Krona.........................................          26,270,667        9/15/00              462,271
    315,016,660     Swedish Krona.........................................          36,675,604        9/18/00              541,484
     13,039,462     British Pounds........................................          20,533,841        9/25/00              761,442
     38,749,516     British Pounds........................................          60,972,999       10/17/00            2,185,970
    332,840,662     Swedish Krona.........................................          38,537,879       10/20/00              279,765
     28,000,000     European Unit.........................................          27,245,940       10/30/00              205,921
     27,000,000     European Unit.........................................          26,284,275       11/21/00              176,382
      4,329,882     British Pounds........................................           6,596,742       11/22/00               22,396
     38,677,987     European Unit.........................................          37,619,142       12/20/00              155,498
      1,100,000     British Pounds........................................           1,673,870       12/20/00                2,586
                                                                                  ------------                         -----------
                                                                             U.S  $403,395,558                           7,490,728
                                                                                  ============                         -----------
         Unrealized gain on forward exchange contracts....................                                               7,731,217
                                                                                                                       -----------

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

                                                                                       IN           SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                                 EXCHANGE FOR         DATE            GAIN/(LOSS)
------------------                                                                ------------------------------------------------
        295,000     Canadian Dollars......................................   U.S  $    199,570        7/31/00    U.S.  $      (310)
     38,377,867     Swedish Krona.........................................           4,466,237        8/21/00              (72,846)
                                                                                  ------------                         -----------
                                                                             U.S  $  4,665,807                             (73,156)
                                                                                  ============                         -----------
CONTRACTS TO SELL:
------------
     19,909,165     European Unit.........................................   U.S  $ 18,542,400        7/07/00             (550,626)
      3,417,390     Canadian Dollars......................................           2,292,668        7/31/00              (16,155)
     50,901,898     European Unit.........................................          47,586,095        8/15/00           (1,351,011)
     11,736,611     British Pounds........................................          17,470,631        8/22/00             (314,825)
     17,985,870     European Unit.........................................          17,223,269        9/12/00              (96,950)
     22,489,568     Swiss Franc...........................................          13,801,622        9/13/00             (127,818)
     33,077,476     Norwegian Krone.......................................           3,815,296        9/13/00              (54,037)
        400,000     Singapore Dollars.....................................             232,261        9/14/00               (1,096)
         77,119     British Pounds........................................             116,767       10/17/00                 (232)
     61,400,000     Swedish Krona.........................................           6,964,514       10/20/00              (93,062)
      7,000,000     European Unit.........................................           6,463,450       10/30/00             (296,555)
     10,494,969     British Pounds........................................          15,647,002       11/22/00             (288,201)
     13,010,900     British Pounds........................................          19,754,804       12/20/00              (13,295)
                                                                                  ------------                         -----------
                                                                             U.S  $169,910,779                          (3,203,863)
                                                                                  ============                         -----------
         Unrealized loss on forward exchange contracts....................                                              (3,277,019)
                                                                                                                       -----------
           Net unrealized gain on forward exchange contracts..............                                       U.S.  $ 4,454,198
                                                                                                                       ===========

[TEMPLETON LOGO]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

MUTUAL EUROPEAN FUND
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777




SEMIANNUAL REPORT

CHAIRMAN OF THE BOARD
Michael F. Price

OFFICERS
Peter A. Langerman
Robert L. Friedman
Jeffrey Altman
Raymond Garea
Lawrence Sondike
David J. Winters

INVESTMENT MANAGER
Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R) franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301 - (Class A, B, & C)
1-800/448-FUND - (Class Z)

This report must be preceded or accompanied by the current Mutual European Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

478 S00 08/00                  [RECYCLE LOGO]         Printed on recycled paper